Capital structure (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			12 Months Ended										12 Months Ended	1 Months Ended
	Jul. 31, 2012	Mar. 31, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 item	Dec. 31, 2011 Maximum	Dec. 31, 2011 Minimum	Dec. 31, 2011 Series A	Dec. 31, 2011 Series B	Dec. 31, 2011 Series C	Dec. 31, 2011 Series D	Dec. 31, 2011 Series E	Dec. 31, 2011 Series E-2	Dec. 31, 2011 Series F	Dec. 31, 2011 Series F-2	Dec. 31, 2011 Series G	Dec. 31, 2011 Series F, F-2 and G Minimum	Jul. 31, 2012 Series One	Dec. 31, 2012 Series One item	Dec. 31, 2012 Series Two item	Dec. 31, 2012 Series Three item
Capital structure
Shares authorized								156,995,095		750,000	187,500	6,295,000	13,769,935	126,735,022	3,670,138	675,000	1,612,500	3,300,000			2,000,000	13,750,000	13,750,000
Par value (in dollars per share)							$ 0.001
Conversion factor										0.0833	0.1333	0.1389	0.1548	0.0548	1.0000	1.0000	1.0000	1.0000
Percentage of the outstanding preferred shares on an as-converted to common stock basis									66.67%										66.67%
Number of members of board of directors who can be elected by holders of the preferred stock, voting as a single class							6														12
Liquidation preference (in dollars per share)										$ 1.00	$ 2.00	$ 2.50	$ 3.25	$ 0.397644	$ 7.26	$ 16.00	$ 16.00	$ 16.00
Aggregate liquidation preference										$ 750,000	$ 375,000	$ 15,000,000	$ 42,561,249	$ 49,999,998	$ 26,645,187	$ 10,000,000	$ 24,248,048	$ 50,300,000
Shares sold																				1,483,337
Aggregate gross proceeds					29,354,752	29,354,752														29,700,000
Gain on exchange of convertible preferred stock in connection with recapitalization	$ 160,000,000	$ 3,390,750	$ 159,954,069	$ 3,390,750	$ 159,954,069	$ 159,954,069
Original issuance price multiplier																					2
Assets available for distribution to series two convertible preferred stock, distribution percentage																					23.53%	76.47%
Stated liquidation preference amount multiplier																						1	1
Assets available for distribution to series three convertible preferred stock, distribution percentage																					23.53%	67.65%	8.82%
Remaining assets distribution percentage																					20.00%	55.00%	25.00%
Shares issued upon conversion of preferred stock multiplier																					5
Number of shares issued for each share of convertible preferred stock upon conversion																					2	1	1